Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our Principal Executive Officer (the “PEO”) and the other named executive officers (the “Non-PEO named executive officers”), as calculated in accordance with Item 402(v) of Regulation S-K, and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC. For more information concerning the Company’s pay-for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement.

The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to Compensation Actually Paid (“CAP”) and the Company’s financial performance for the fiscal years ended December 31, 2024, 2023, and 2022.

Pay Versus Performance Table

Year(s) (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (1)(2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non- PEO Named Executive Officers (1) (2) (e)	Value of Initial Fixed $100 Based on Total Shareholder Return (3) (f)	Net (Loss) (g)
2024	$1,568,325	$373,179	$1,693,815	$(317,051)	$60.452	$(242,300,000)
2023	$2,878,984	$3,778,299	$2,883,614	$3,431,320	$100.292	$(79,471,599)
2022	$1,310,904	$1,310,904	$3,179,354	$3,226,933	$104.111	$(724,977)

(1)	For 2024, the PEO is Mr. Wheeler and the Non-PEO named executive officers are Messrs. Smith, Murphy, de Boer, Mash and Sher. For 2023, the PEO was Mr. Wheeler and the Non-PEO named executive officers were Messrs. Murphy and Mash. For 2022, the PEO was Mr. Wheeler and the Non-PEO named executive officers were Mehul Mehta and Mr. Mash. The figures reported for 2024 in the Average Summary Compensation Total for Non-PEO Named Executive Officers and Average Compensation Actually Paid to Non-PEO Named Executive Officers columns would have differed materially if we had excluded Mr. Mash (who served as our Chief Financial Officer through February 2024) from the calculations, because of the forfeitures of Mash’s equity awards upon termination of employment that resulted in a significant negative value in column (e).

(2)

The dollar amounts reported above for the PEO under “Compensation Actually Paid to PEO” and for the Non-PEO named executive officers under “Average Compensation Actually Paid to Non-PEO Named Executive Officers” represent the amounts actually paid to the PEO and the Non-PEO named executive officers, respectively, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amounts of compensation earned by or paid to the PEO or the average of the actual amounts of compensation earned by or paid to the Non-PEO named executive officers during the applicable years. Rather, in accordance with the requirements of Item 402(v) of Regulation S-K, these amounts reflect the amounts reported in the Summary Compensation Table, adjusted as follows:

	2024 PEO	2024 Non-PEO (Average)
2024 Summary Compensation Table Total	$1,568,325	$1,693,815
Subtract: Grant date Fair Value of equity granted during the covered year	(1,068,325)	(938,383)
Add: Fair Value of equity awards granted in covered year that are outstanding and unvested	687,450	456,910
Subtract: Change in Fair Value from prior year to current year for equity granted in prior year that are outstanding and unvested	(834,388)	(558,024)
Add: Fair Value as of vesting date of equity granted and vested in same year	—	—
Add: Change in Fair Value from end of prior year to vesting date of equity granted in prior year that vested in covered year	20,117	8,603
Subtract: Fair Value at end of prior year of equity that failed to vest (forfeited) in covered year		(979,972)
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting not in Total Compensation for the covered year
2024 Compensation Actually Paid	$373,179	$(317,051)

(3)	Total Shareholder Return, or “TSR,” is determined based on the value of an initial fixed investment of $100 on May 19, 2022. Reflects the cumulative shareholder return over the period, computed in accordance with SEC rules, assuming an investment of $100 in our Class P-I Shares at a price per share equal to the MSV of our Class P-I Shares on May 19, 2022 and the measurement end point of the price of our Class P-I Shares on December 31, 2022, December 31, 2023 and December 31, 2024, respectively. The price of our Class P-I Shares on May 19, 2022 was $8.798. The price of our Class P-I Shares on December 31, 2022 was $8.801. The price of our Class P-I Shares on December 31, 2023 was $8.247 and on December 31, 2024 was $5.129. Cumulative shareholder return is being calculated over the measurement period (1) beginning on May 19, 2022, the date of the Acquisition, and the date on which we began to compensate our named executive officers and (2) ending on December 31, 2024.

We generally seek to incentivize long-term performance and, therefore, do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K).

Named Executive Officers, Footnote [Text Block]

(1)	For 2024, the PEO is Mr. Wheeler and the Non-PEO named executive officers are Messrs. Smith, Murphy, de Boer, Mash and Sher. For 2023, the PEO was Mr. Wheeler and the Non-PEO named executive officers were Messrs. Murphy and Mash. For 2022, the PEO was Mr. Wheeler and the Non-PEO named executive officers were Mehul Mehta and Mr. Mash. The figures reported for 2024 in the Average Summary Compensation Total for Non-PEO Named Executive Officers and Average Compensation Actually Paid to Non-PEO Named Executive Officers columns would have differed materially if we had excluded Mr. Mash (who served as our Chief Financial Officer through February 2024) from the calculations, because of the forfeitures of Mash’s equity awards upon termination of employment that resulted in a significant negative value in column (e).

PEO Total Compensation Amount		$ 1,568,325	$ 2,878,984	$ 1,310,904
PEO Actually Paid Compensation Amount	[1],[2]	$ 373,179	3,778,299	1,310,904
Adjustment To PEO Compensation, Footnote

	2024 PEO	2024 Non-PEO (Average)
2024 Summary Compensation Table Total	$1,568,325	$1,693,815
Subtract: Grant date Fair Value of equity granted during the covered year	(1,068,325)	(938,383)
Add: Fair Value of equity awards granted in covered year that are outstanding and unvested	687,450	456,910
Subtract: Change in Fair Value from prior year to current year for equity granted in prior year that are outstanding and unvested	(834,388)	(558,024)
Add: Fair Value as of vesting date of equity granted and vested in same year	—	—
Add: Change in Fair Value from end of prior year to vesting date of equity granted in prior year that vested in covered year	20,117	8,603
Subtract: Fair Value at end of prior year of equity that failed to vest (forfeited) in covered year		(979,972)
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting not in Total Compensation for the covered year
2024 Compensation Actually Paid	$373,179	$(317,051)

Non-PEO NEO Average Total Compensation Amount		$ 1,693,815	2,883,614	3,179,354
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ (317,051)	3,431,320	3,226,933
Adjustment to Non-PEO NEO Compensation Footnote

	2024 PEO	2024 Non-PEO (Average)
2024 Summary Compensation Table Total	$1,568,325	$1,693,815
Subtract: Grant date Fair Value of equity granted during the covered year	(1,068,325)	(938,383)
Add: Fair Value of equity awards granted in covered year that are outstanding and unvested	687,450	456,910
Subtract: Change in Fair Value from prior year to current year for equity granted in prior year that are outstanding and unvested	(834,388)	(558,024)
Add: Fair Value as of vesting date of equity granted and vested in same year	—	—
Add: Change in Fair Value from end of prior year to vesting date of equity granted in prior year that vested in covered year	20,117	8,603
Subtract: Fair Value at end of prior year of equity that failed to vest (forfeited) in covered year		(979,972)
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting not in Total Compensation for the covered year
2024 Compensation Actually Paid	$373,179	$(317,051)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[3]	$ 60.452	100.292	104.111
Net Income (Loss)		$ (242,300,000)	$ (79,471,599)	$ (724,977)
PEO Name		Mr. Wheeler	Mr. Wheeler	Mr. Wheeler
Additional 402(v) Disclosure		As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our Principal Executive Officer (the “PEO”) and the other named executive officers (the “Non-PEO named executive officers”), as calculated in accordance with Item 402(v) of Regulation S-K, and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC. For more information concerning the Company’s pay-for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement.
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,068,325)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		687,450
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(834,388)
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		20,117
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(938,383)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		456,910
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(558,024)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,603
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(979,972)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0

[1]	For 2024, the PEO is Mr. Wheeler and the Non-PEO named executive officers are Messrs. Smith, Murphy, de Boer, Mash and Sher. For 2023, the PEO was Mr. Wheeler and the Non-PEO named executive officers were Messrs. Murphy and Mash. For 2022, the PEO was Mr. Wheeler and the Non-PEO named executive officers were Mehul Mehta and Mr. Mash. The figures reported for 2024 in the Average Summary Compensation Total for Non-PEO Named Executive Officers and Average Compensation Actually Paid to Non-PEO Named Executive Officers columns would have differed materially if we had excluded Mr. Mash (who served as our Chief Financial Officer through February 2024) from the calculations, because of the forfeitures of Mash’s equity awards upon termination of employment that resulted in a significant negative value in column (e).
[2]	The dollar amounts reported above for the PEO under “Compensation Actually Paid to PEO” and for the Non-PEO named executive officers under “Average Compensation Actually Paid to Non-PEO Named Executive Officers” represent the amounts actually paid to the PEO and the Non-PEO named executive officers, respectively, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amounts of compensation earned by or paid to the PEO or the average of the actual amounts of compensation earned by or paid to the Non-PEO named executive officers during the applicable years. Rather, in accordance with the requirements of Item 402(v) of Regulation S-K, these amounts reflect the amounts reported in the Summary Compensation Table, adjusted as follows:
[3]	Total Shareholder Return, or “TSR,” is determined based on the value of an initial fixed investment of $100 on May 19, 2022. Reflects the cumulative shareholder return over the period, computed in accordance with SEC rules, assuming an investment of $100 in our Class P-I Shares at a price per share equal to the MSV of our Class P-I Shares on May 19, 2022 and the measurement end point of the price of our Class P-I Shares on December 31, 2022, December 31, 2023 and December 31, 2024, respectively. The price of our Class P-I Shares on May 19, 2022 was $8.798. The price of our Class P-I Shares on December 31, 2022 was $8.810. The price of our Class P-I Shares on December 31, 2023 was $8.274. December 31, 2024 was $5.129. Cumulative shareholder return is being calculated over the measurement period (1) beginning on May 19, 2022, the date of the Acquisition, and the date on which we began to compensate our named executive officers and (2) ending on December 31, 2024.